NON-WHOLLY-OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about the partnership’s wholly-owned subsidiaries as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest		Economic interest
			2022	2021	2022	2021
Business services
Real estate services	Bridgemarq Real Estate Services	Canada	100%	100%	100%	100%
Construction operations	Multiplex Global Limited	United Kingdom	100%	100%	100%	100%
The following table presents details of material non-wholly owned subsidiaries of the partnership as of December 31, 2022 and 2021:

Business type	Name of entity	Country of incorporation	Voting interest(1)		Economic interest
			2022	2021	2022	2021
Business services
Road fuels	Greenergy Fuels Holding Limited	England	88%	89%	18%	18%
Healthcare services	Healthscope Limited	Australia	100%	100%	28%	28%
Fleet management services	Ouro Verde Locação e Seviços S.A.	Brazil	100%	100%	35%	35%
Car rental services(2)	Unidas Locadora S.A.	Brazil	100%	100%	35%	35%
Residential mortgage insurer	Sagen MI Canada Inc.	Canada	100%	100%	41%	41%
Non-bank financial services	IndoStar Capital Finance Limited	India	56%	57%	20%	20%
Technology services	Everise Holdings Pte Ltd.	Singapore	84%	100%	28%	36%
Residential mortgage lender(2)	La Trobe Financial Services Pty Limited	Australia	100%	—%	40%	—%
Dealer software and technology services(2)(3)	CDK Global, Inc.	United States	100%	—%	29%	—%
Payment processing services(2)	Magnati - Sole Proprietorship LLC	United Arab Emirates	60%	—%	22%	—%
Infrastructure services
Nuclear technology services	Westinghouse Electric Company	United States	100%	100%	44%	44%
Service provider to the offshore oil production industry	Altera Infrastructure L.P.	United States	99%	99%	43%	43%
Modular building leasing services	Modulaire Investments 2 S.à r.l.	Luxembourg	100%	100%	28%	36%
Lottery services	Scientific Games Corporation	United States	100%	—%	36%	—%
Industrials
Water and wastewater	BRK Ambiental Participações S.A.	Brazil	70%	70%	26%	26%
Returnable plastic packaging	Schoeller Allibert Group B.V.	Netherlands	52%	52%	14%	14%
Natural gas production	Ember Resources Inc.	Canada	100%	100%	46%	46%
Advanced energy storage	Clarios Global LP	United States	100%	100%	28%	28%
Solar power solutions	Aldo Componentes Eletrônicos LTDA	Brazil	100%	100%	35%	35%
Engineered components manufacturing(2)	DexKo Global Inc.	United States	100%	100%	34%	35%
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(1)The partnership has entered into voting arrangements that provide the partnership with the ability to direct the relevant activities of the investee. The partnership controls these investees given that the partnership is exposed, or has rights, to variable returns from its involvement with the investees and has the ability to affect those returns through its power over the investees. The partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where the partnership’s voting interest differs from the ownership interest in an investee. The following were considered to determine whether the partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 3 for additional information.
(3)The partnership’s economic interest after finalization of syndications to institutional partners is expected to be approximately 20%.
The following tables present the gross assets and liabilities as at December 31, 2022 and 2021 as well as gross amounts of revenues, net income (loss), other comprehensive income (loss) and distributions for the years ended December 31, 2022, 2021 and 2020 from the partnership’s investments in material non-wholly owned subsidiaries:

	Year ended December 31, 2022
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$5,829	$28,956	$7,128	$18,896	$31,432	$197	$(344)	$95	$(1,122)	$5,990
Infrastructure services	3,739	18,360	4,277	14,031	7,516	(30)	128	(53)	(1,083)	2,474
Industrials	5,439	20,773	3,540	17,385	14,448	202	76	112	(44)	3,642
Total	$15,007	$68,089	$14,945	$50,312	$53,396	$369	$(140)	$154	$(2,249)	$12,106

	Year ended December 31, 2021
	Total							Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Revenues	Net income (loss)	OCI
Business services	$4,223	$13,275	$5,301	$7,153	$26,162	$526	$(71)	$351	$(821)	$3,257
Infrastructure services	2,918	13,096	3,224	10,642	4,458	(294)	274	(179)	(74)	1,296
Industrials	5,705	20,799	3,669	17,598	12,139	1,820	(81)	1,238	(728)	3,513
Total	$12,846	$47,170	$12,194	$35,393	$42,759	$2,052	$122	$1,410	$(1,623)	$8,066

	Year ended December 31, 2020
	Total			Profit/(loss) allocated to others’ ownership interest	Distributions to others’ ownership interest	Equity allocated to others’ ownership interest
(US$ MILLIONS)	Revenues	Net income (loss)	OCI
Business services	$18,584	$459	$417	$350	$(650)	$3,969
Infrastructure services	4,399	(281)	(120)	(161)	(249)	355
Industrials	10,652	3	(360)	144	(324)	2,746
Total	$33,635	$181	$(63)	$333	$(1,223)	$7,070
The following table outlines the composition of accumulated non-controlling interests related to the interest of others presented in the partnership’s consolidated statements of financial position as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Non-controlling interests related to material non-wholly owned subsidiaries
Business services	$5,990	$3,257
Infrastructure services	2,474	1,296
Industrials	3,642	3,513
Total non-controlling interests in material non-wholly owned subsidiaries	$12,106	$8,066
Total individually immaterial non-controlling interests balance	729	656
Total non-controlling interests	$12,835	$8,722